Investments in Companies Accounted for at Equity Method (Details) - Schedule of highlights of TSG profit or loss in accordance - TSG [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in Companies Accounted for at Equity Method (Details) - Schedule of highlights of TSG profit or loss in accordance [Line Items]
Revenues	$ 77,661	$ 84,350	$ 66,154
Net income	4,059	4,966	3,437
Other comprehensive income	(338)	124	116
Total comprehensive income	$ 3,721	$ 5,090	$ 3,553
Company’s share in TSG	50.00%	50.00%	50.00%
Company's share of total comprehensive income before amortization of excess cost of intangible assets net of tax	$ 1,861	$ 2,545	$ 1,776
Amortization of excess cost of intangible assets net of tax	(712)	(712)	(1,353)
Company’s share of total comprehensive income	1,149	1,833	423
Company’s share of other comprehensive income	(169)	62	58
Company’s share of profit	1,318	1,771	365
Operating results total	$ 1,149	$ 1,833	$ 423